Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

Pay Versus Performance Table
The following table sets forth information concerning the compensation of our named executive officers ("NEOs") for each of the fiscal years ended December 31, 2020, 2021 and 2022, and our financial performance for each such fiscal year:
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)(1)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)(1)(2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)	Net Income ($)	Core FFO per Diluted Share ($)(4)
2022	4,054,224	(4,363,421)	3,253,453	1,039,588	77.69	94.26	432,985,000	14.51
2021	7,183,068	8,887,546	3,175,109	3,773,473	124.82	138.51	515,691,000	12.49
2020	6,555,744	3,753,088	2,479,685	1,285,043	81.92	84.66	599,332,000	12.82
(1)
Amounts represent compensation actually paid to our CEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	CEO	Non-CEO NEOs
2022	Michael J. Schall	Angela L. Kleiman, Barb M. Pak, Adam W. Berry and Anne Morrison
2021	Michael J. Schall	Angela L. Kleiman, Barb M. Pak and Adam W. Berry
2020	Michael J. Schall	Angela L. Kleiman, Adam W. Berry and John F. Burkart
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
	2020		2021		2022
Adjustments	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(4,000,354)	(1,186,948)	(3,750,204)	(1,350,199)	(570,101)	(1,631,393)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	3,681,004	788,871	3,830,188	1,379,019	578,898	1,696,781
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	252,800	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,592,337)	(699,110)	1,444,301	470,461	(5,812,145)	(1,611,345)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(890,969)	(426,543)	180,192	99,082	(2,614,297)	(667,908)
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	76,289	—	—	—	—
Total Adjustments	(2,802,656)	(1,194,641)	1,704,477	598,363	(8,417,645)	(2,213,865)
(2)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for market-based awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end dates, which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objective established for the award, including the expected volatility of our stock price relative to the applicable comparative index and a risk-free interest rate and (ii) for stock options, a Black Scholes value as of the applicable year-end or vesting dates. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022 and prior fiscal years.

(3)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the FTSE NAREIT Equity Apartment Index.
(4)
Core Funds from Operations (“Core FFO”) is a non-GAAP measure. Funds from Operations ("FFO") is a financial measure that is commonly used in the REIT industry. The Company presents FFO and FFO excluding non-core items, or Core FFO, as supplemental operating performance measures. In calculating FFO, the Company follows the definition for this FFO published by NAREIT, which is the leading REIT industry association. The Company believes that, under the NAREIT FFO definition, the two most significant adjustments made to net income are (i) the exclusion of historical cost depreciation and (ii) the exclusion of gains and losses from the sale of previously depreciated properties.

Company Selected Measure Name	Core FFO per Diluted Share
Named Executive Officers, Footnote [Text Block]
(1)
Amounts represent compensation actually paid to our CEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	CEO	Non-CEO NEOs
2022	Michael J. Schall	Angela L. Kleiman, Barb M. Pak, Adam W. Berry and Anne Morrison
2021	Michael J. Schall	Angela L. Kleiman, Barb M. Pak and Adam W. Berry
2020	Michael J. Schall	Angela L. Kleiman, Adam W. Berry and John F. Burkart

Peer Group Issuers, Footnote [Text Block]
(3)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the FTSE NAREIT Equity Apartment Index.

PEO Total Compensation Amount	$ 4,054,224	$ 7,183,068	$ 6,555,744
PEO Actually Paid Compensation Amount	$ (4,363,421)	8,887,546	3,753,088
Adjustment To PEO Compensation, Footnote [Text Block]
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
	2020		2021		2022
Adjustments	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(4,000,354)	(1,186,948)	(3,750,204)	(1,350,199)	(570,101)	(1,631,393)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	3,681,004	788,871	3,830,188	1,379,019	578,898	1,696,781
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	252,800	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,592,337)	(699,110)	1,444,301	470,461	(5,812,145)	(1,611,345)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(890,969)	(426,543)	180,192	99,082	(2,614,297)	(667,908)
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	76,289	—	—	—	—
Total Adjustments	(2,802,656)	(1,194,641)	1,704,477	598,363	(8,417,645)	(2,213,865)

Non-PEO NEO Average Total Compensation Amount	$ 3,253,453	3,175,109	2,479,685
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,039,588	3,773,473	1,285,043
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
	2020		2021		2022
Adjustments	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(4,000,354)	(1,186,948)	(3,750,204)	(1,350,199)	(570,101)	(1,631,393)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	3,681,004	788,871	3,830,188	1,379,019	578,898	1,696,781
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	252,800	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,592,337)	(699,110)	1,444,301	470,461	(5,812,145)	(1,611,345)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(890,969)	(426,543)	180,192	99,082	(2,614,297)	(667,908)
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	76,289	—	—	—	—
Total Adjustments	(2,802,656)	(1,194,641)	1,704,477	598,363	(8,417,645)	(2,213,865)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Narrative Disclosure to Pay Versus Performance Table
Relationship Between Financial Performance Measures
The graphs below compare the compensation actually paid to our CEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income, and (iv) our Core FFO per diluted share, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022.
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Compensation Actually Paid vs. Net Income [Text Block]
Narrative Disclosure to Pay Versus Performance Table
Relationship Between Financial Performance Measures
The graphs below compare the compensation actually paid to our CEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income, and (iv) our Core FFO per diluted share, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Narrative Disclosure to Pay Versus Performance Table
Relationship Between Financial Performance Measures
The graphs below compare the compensation actually paid to our CEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income, and (iv) our Core FFO per diluted share, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022.

Total Shareholder Return Vs Peer Group [Text Block]
Narrative Disclosure to Pay Versus Performance Table
Relationship Between Financial Performance Measures
The graphs below compare the compensation actually paid to our CEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income, and (iv) our Core FFO per diluted share, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022.
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Tabular List [Table Text Block]
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our named executive officers for the fiscal year ended December 31, 2022:
1.	Core FFO;
2.	Core FFO per diluted share;and
3.	Same-property NOI;
For additional details regarding our most important financial performance measures, please see the sections titled “Executive Summary” and “Overview of Named Executive Officer Compensation Program” in our Compensation Discussion and Analysis (CD&A) elsewhere in this proxy statement.

Total Shareholder Return Amount	$ 77.69	124.82	81.92
Peer Group Total Shareholder Return Amount	94.26	138.51	84.66
Net Income (Loss)	$ 432,985,000	$ 515,691,000	$ 599,332,000
Company Selected Measure Amount | $ / shares	14.51	12.49	12.82
PEO Name	Michael J. Schall	Michael J. Schall	Michael J. Schall
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core FFO
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Core FFO per diluted share
Non-GAAP Measure Description [Text Block]
(4)
Core Funds from Operations (“Core FFO”) is a non-GAAP measure. Funds from Operations ("FFO") is a financial measure that is commonly used in the REIT industry. The Company presents FFO and FFO excluding non-core items, or Core FFO, as supplemental operating performance measures. In calculating FFO, the Company follows the definition for this FFO published by NAREIT, which is the leading REIT industry association. The Company believes that, under the NAREIT FFO definition, the two most significant adjustments made to net income are (i) the exclusion of historical cost depreciation and (ii) the exclusion of gains and losses from the sale of previously depreciated properties.

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Same-property NOI
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,417,645)	$ 1,704,477	$ (2,802,656)
PEO [Member] | Deduction for Amounts Reported Under The "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(570,101)	(3,750,204)	(4,000,354)
PEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	578,898	3,830,188	3,681,004
PEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Vested During Applicable FY, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase/deduction for Awards Granted During Prior FY that were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,812,145)	1,444,301	(1,592,337)
PEO [Member] | Increase/deduction For Awards Granted During Prior FY That Vested During Applicable FY Determined Based On Change In ASC 718 Fair Value From Prior FY End To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,614,297)	180,192	(890,969)
PEO [Member] | Increase Based on Incremental Fair Value of Options/SARS Modified During Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,213,865)	598,363	(1,194,641)
Non-PEO NEO [Member] | Deduction for Amounts Reported Under The "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,631,393)	(1,350,199)	(1,186,948)
Non-PEO NEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,696,781	1,379,019	788,871
Non-PEO NEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Vested During Applicable FY, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	252,800
Non-PEO NEO [Member] | Increase/deduction for Awards Granted During Prior FY that were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,611,345)	470,461	(699,110)
Non-PEO NEO [Member] | Increase/deduction For Awards Granted During Prior FY That Vested During Applicable FY Determined Based On Change In ASC 718 Fair Value From Prior FY End To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(667,908)	99,082	(426,543)
Non-PEO NEO [Member] | Increase Based on Incremental Fair Value of Options/SARS Modified During Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 76,289